Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DFA INVESTMENT DIMENSIONS GROUP INC
Prospectus Date	rr_ProspectusDate	Feb. 28, 2012
CSTG&E International Social Core Equity Portfolio | The CSTG&E International Social Core Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.42%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58%
1 Year	rr_ExpenseExampleYear01	59
3 Years	rr_ExpenseExampleYear03	186
5 Years	rr_ExpenseExampleYear05	324
10 Years	rr_ExpenseExampleYear10	726
Annual Return 2008	rr_AnnualReturn2008	(42.88%)
Annual Return 2009	rr_AnnualReturn2009	36.46%
Annual Return 2010	rr_AnnualReturn2010	13.46%
Annual Return 2011	rr_AnnualReturn2011	(15.08%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.22%)
One Year	rr_AverageAnnualReturnYear01	(15.08%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.90%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 03, 2007
CSTG&E International Social Core Equity Portfolio | The CSTG&E International Social Core Equity Portfolio | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(15.57%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.24%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 03, 2007
CSTG&E International Social Core Equity Portfolio | The CSTG&E International Social Core Equity Portfolio | Return After Taxes on Distributions and Sale of Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(9.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.87%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 03, 2007
CSTG&E International Social Core Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CSTG&E International Social Core Equity Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the CSTG&E International Social Core Equity Portfolio (the "International Social Core Portfolio") is to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the International Social Core Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The International Social Core Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the International Social Core Portfolio's portfolio turnover rate was 6% of the average value of its investment portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is meant to help you compare the cost of investing in the International Social Core Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Dimensional Fund Advisors LP (the "Advisor") believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. The Advisor does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

          The International Social Core Portfolio purchases a broad and diverse group of stocks of non-U.S. companies in developed markets with a greater emphasis on small capitalization and value companies as compared to their representation in the International Universe, while excluding companies based on the Portfolio's social issue screens. For purposes of this Portfolio, the Advisor defines the International Universe as a market capitalization weighted portfolio of non-U.S. companies in developed markets that have been authorized as approved markets for investment by the Advisor's Investment Committee. The Portfolio's increased exposure to small capitalization and value companies may be achieved by decreasing the allocation of the International Social Core Portfolio's assets to the largest growth companies relative to their weight in the International Universe, which would result in a greater weight allocation to small capitalization and value companies. An equity issuer is considered a growth company primarily because it has a low, non-negative book value in relation to its market capitalization. An equity issuer is considered a value company primarily because it has a high book value in relation to its market  capitalization.

 The International Social Core Portfolio intends to purchase stocks of companies associated with developed market countries that the Advisor has designated as approved markets. As a non-fundamental policy, under normal circumstances, the International Social Core Portfolio will invest at least 80% of its net assets in equity securities. The Advisor determines company size on a country or region specific basis and based primarily on market capitalization. The percentage allocation of the assets of the International Social Core Portfolio to securities of the largest growth companies as defined above will generally be reduced from between 5% and 35% of their percentage weight in the International Universe. As of December 31, 2011, securities of the largest growth companies in the International Universe comprised approximately 16% of the International Universe and the Advisor allocated approximately 4% of the International Social Core Portfolio to securities of the largest growth companies in the International Universe. The percentage by which the Portfolio's allocation to securities of the largest growth companies is reduced will fluctuate with market movements, results of social issue screens and other factors. Additionally, the range by which the Portfolio's percentage allocation to the securities of the largest growth companies is reduced as compared to the International Universe will change from time to time.

The International Social Core Portfolio may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer's domicile country. The International Social Core Portfolio also may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The above-referenced investments are not subject to, although they may incorporate, the International Social Core Portfolio's social criteria.

The International Social Core Portfolio may lend its portfolio securities to generate additional income.

The International Social Core Portfolio seeks to purchase securities that are consistent with the Portfolio's social issue screens, which are monitored by an independent third party. The Portfolio seeks to exclude from its investment portfolio those companies that are identified by the Portfolio's social issue screens. The Portfolio's social issue screens generally are designed to identify companies that derive 15% or more of their revenue from the following industries: Casinos and Gambling; Drug retail; Brewers; Distillers and Vintners; Tobacco; Health Care Equipment and Supplies; Health Care Distributors; Health Care Facilities; Health Care Services; Managed Health Care; Health Care Technology; Biotechnology; Life Sciences Tools and Services; Pharmaceuticals; and Adult Entertainment. The Portfolio may modify this list of social issue screens, at any time, without prior shareholder approval or notice.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the International Social Core Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The International Social Core Portfolio does not hedge foreign currency risk.

Social Investment Risk: The International Social Core Portfolio's social issue screens may limit the number of investment opportunities available to the Portfolio, and as a result, at times the Portfolio may produce different returns than funds that are not subject to such special investment conditions. For example, the Portfolio may decline to purchase certain securities when it is otherwise advantageous to do so, or the Portfolio may sell certain securities for social reasons when it is otherwise disadvantageous to do so.

Derivatives Risk: Derivatives are instruments, such as futures and foreign exchange forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the International Social Core Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the International Social Core Portfolio may lose money and there may be a delay in recovering the loaned securities. The International Social Core Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table immediately following illustrate the variability of the International Social Core Portfolio's returns and are meant to provide some indication of the risks of investing in the Portfolio.The bar chart shows the changes in the International Social Core Portfolio's performance from year to year. The table illustrates how annualized one year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The International Social Core Portfolio's past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.

 The after-tax returns presented in the table for the International Social Core Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A negative pre-tax total return translates into a higher after-tax return because this calculation assumes that an investor received a tax deduction for the loss incurred on the sale.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following illustrate the variability of the International Social Core Portfolio's returns and are meant to provide some indication of the risks of investing in the Portfolio.The bar chart shows the changes in the International Social Core Portfolio's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dimensional.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The International Social Core Portfolio's past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	CSTG&E International Social Core Equity Portfolio Total Returns (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	January 2008-December 2011
Highest Quarter	Lowest Quarter
30.56 (4/09-6/09)	-21.22 (10/08-12/08)

Performance Table Heading	rr_PerformanceTableHeading	Periods ending December 31, 2011 Annualized Returns (%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table for the International Social Core Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	A negative pre-tax total return translates into a higher after-tax return because this calculation assumes that an investor received a tax deduction for the loss incurred on the sale.
CSTG&E International Social Core Equity Portfolio | MSCI World ex USA Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(12.21%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.30%)